MASSMUTUAL SELECT FUNDS

Supplement dated June 7, 2011 to the

Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 6, 2011, J.P. Morgan Investment Management Inc. (“J.P. Morgan”) replaced AllianceBernstein L.P. (“AllianceBernstein”) as both subadviser to the Diversified International Fund and co-subadviser to the Overseas Fund.

The following information replaces the information found under Principal Investment Strategies on pages 100-101 for the Diversified International Fund:

The Fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International (MSCI®) Europe, Australasia, Far East (EAFE®) Value Index, which is the Fund’s benchmark. The Fund may invest up to 15% of its total assets in equity securities of issuers in emerging markets countries. The Fund typically does not invest in U.S. companies. The Fund may invest a substantial part of its assets in just one region or country.

Equity securities in which the Fund invests may include common stocks, preferred stocks, securities convertible into common or preferred stock, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

In choosing stocks for the Fund, the Fund’s subadviser, J.P. Morgan Investment Management Inc. (“J.P. Morgan”), uses a dividend discount model to quantify its fundamental research, producing a ranking of companies in each industry group according to their relative value. J.P. Morgan then buys and sells stocks, using the research and valuation rankings, as well as its assessment of other factors, including:

•	value characteristics such as low price to book and price to earnings ratios;
•	catalysts that could trigger a change in a stock’s price;
•	potential reward compared to potential risk; and
•	temporary mispricings caused by market overreactions.

The Fund has access to J.P. Morgan’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

Although J.P. Morgan may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

The following Principal Risks are hereby deleted on pages 101-102 for the Diversified International Fund:

IPO Risk, Leveraging Risk, REIT Risk, and Risk of Investment in Other Funds or Pools.

The following information replaces similar information for the Diversified International Fund found on page 103 in the section titled Performance Information:

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Since Inception (12/14/06)
Class S	Return Before Taxes	5.39%	-6.22%
	Return After Taxes on Distributions	4.93%	-6.51%
	Return After Taxes on Distributions and Sale of Fund Shares	4.20%	-5.16%
Class Y	Return Before Taxes	5.15%	-6.34%
Class L	Return Before Taxes	5.06%	-6.41%
Class A	Return Before Taxes	-1.13%	-8.07%
Class N	Return Before Taxes	3.41%	-6.93%
			Since 01/02/07
MSCI EAFE Value Index[1] (reflects no deduction for fees or expenses)		3.25%	-4.81%
MSCI® ACWI® ex-US1 (reflects no deduction for fees or expenses)		11.15%	-0.02%

1 Going forward, the Fund’s performance will be compared to the MSCI EAFE Value Index rather than the MSCI ACWI ex-US because the MSCI EAFE Value Index more closely represents the Fund’s new investment strategy.

The following information replaces the information found under Subadviser and Portfolio Managers in the section titled Management on page 103 for the Diversified International Fund:

Subadviser: J.P. Morgan Investment Management Inc.

Portfolio Managers:

Gerd Woort-Menker, CFA is a Managing Director and Portfolio Manager at J.P. Morgan. He has managed the Fund since June 2011.

Jeroen Huysinga is a Managing Director and Portfolio Manager at J.P. Morgan. He has managed the Fund since June 2011.

Georgina Perceval Maxwell is a Managing Director and Portfolio Manager at J.P. Morgan. She has managed the Fund since June 2011.

The following information replaces the information found in the first, second and third paragraphs under Principal Investment Strategies on page 105 for the Overseas Fund:

Under normal circumstances, the Fund invests at least 80% of its net assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund may invest in equity securities of issuers in emerging markets. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, depositary receipts, and rights and warrants. The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by three subadvisers, J.P. Morgan Investment Management Inc. (“J.P. Morgan”), Massachusetts Financial Services Company (“MFS”), and Harris Associates L.P. (“Harris”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser may invest a relatively high percentage of the Fund’s assets in a single country, a small number of countries, or a particular geographic region or sector.

In choosing stocks for the Fund, J.P. Morgan uses a dividend discount model to quantify its fundamental research, producing a ranking of companies in each industry group according to their relative value. J.P. Morgan then buys and sells stocks, using the research and valuation rankings, as well as its assessment of other factors, including:

•	value characteristics such as low price to book and price to earnings ratios;
•	catalysts that could trigger a change in a stock’s price;
•	potential reward compared to potential risk; and
•	temporary mispricings caused by market overreactions.

The following Principal Risks are hereby deleted on page 106 for the Overseas Fund:

IPO Risk, Leveraging Risk, REIT Risk, and Risk of Investment in Other Funds or Pools.

The following information replaces the information for AllianceBernstein found under Subadvisers and Portfolio Managers in the section titled Management on pages 107-108 relating to the Overseas Fund.

Subadvisers: J.P. Morgan Investment Management Inc.

Portfolio Managers:

Gerd Woort-Menker, CFA is a Managing Director and Portfolio Manager at J.P. Morgan. He has managed the Fund since June 2011.

Jeroen Huysinga is a Managing Director and Portfolio Manager at J.P. Morgan. He has managed the Fund since June 2011.

Georgina Perceval Maxwell is a Managing Director and Portfolio Manager at J.P. Morgan. She has managed the Fund since June 2011.

The information for AllianceBernstein L.P. found on page 187 relating to the Diversified International Fund and Overseas Fund under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby deleted.

The following information replaces similar information for J.P. Morgan under the heading Subadvisers and Portfolio Managers on page 192 in the section titled Management of the Funds:

J.P. Morgan Investment Management Inc. (“J.P. Morgan”), located at 270 Park Avenue, New York, New York 10167, manages the investments of the Diversified International Fund and a portion of the portfolio of the Strategic Balanced Fund and Overseas Fund. J.P. Morgan manages portfolios for corporations, governments and endowments, as well as for many of the largest corporate retirement plans in the nation. As of March 31, 2011, J.P. Morgan and its affiliates had approximately $1.330 trillion in assets under management.

J.P. Morgan replaced AllianceBernstein L.P. as subadviser of the Diversified International Fund and as co-subadviser of the Overseas Fund on June 6, 2011.

Thomas Luddy, CFA

is a portfolio manager of a portion of the Strategic Balanced Fund. Mr. Luddy is a Managing Director and portfolio manager in the U.S. Equity Group with responsibility for the Large Cap Core and Large Cap Core Plus 130/30 strategies. Mr. Luddy joined J.P. Morgan in 1976 and has held numerous key positions in the firm, including global head of equity, head of equity research and chief investment officer. Mr. Luddy began his career as an equity research analyst, and became a portfolio manager in 1982.

Susan Bao, CFA

is a portfolio manager of a portion of the Strategic Balanced Fund. Ms. Bao is a Managing Director and portfolio manager in the U.S. Equity Group. Ms. Bao joined J.P. Morgan in 1997 and manages Large Cap

Core mandates and co-manages the Large Cap Core Plus 130/30 strategy. Previously, Ms. Bao was responsible for the implementation of U.S. equity analyst portfolios and was a member of the Structured Equity team.

Jeroen Huysinga

is a portfolio manager of the Diversified International Fund and of a portion of the Strategic Balanced Fund and the Overseas Fund. Mr. Huysinga, Managing Director, joined J.P. Morgan as a portfolio manager in 1997.

Gerd Woort-Menker, CFA

is a portfolio manager of the Diversified International Fund and a portion of the Strategic Balanced Fund and the Overseas Fund. Mr. Woort-Menker, Managing Director, joined J.P. Morgan in 1987 as a research analyst and later became the head of European research and global research, before becoming a portfolio manager in 1999.

Georgina Perceval Maxwell

is a portfolio manager of the Diversified International Fund and a portion of the Strategic Balanced Fund and the Overseas Fund. Ms. Maxwell, Managing Director, joined J.P. Morgan as a portfolio manager in 1997.

The following information replaces the second paragraph found on page 202 in the section titled About the Classes of Shares – Class Z, S, Y, L, A and N Shares:

All Classes of a Fund may not be available in every state. Currently, only Class A shares of each Fund are available in Montana, Nebraska and New Hampshire.

The following information supplements similar information beginning on page 304 in the section titled Index Descriptions:

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Value Index is a subset of the MSCI EAFE Index and constituents of the Index include securities from Europe, Australasia and the Far East. The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities classified by MSCI as most representing the value style. Securities classified as value style generally tend to have higher book value to price ratios, higher forward earnings to price ratios, higher dividend yields and lower forecasted earnings growth rates than securities representing the growth style. The Index does not reflect any deduction for fees or expenses and cannot be purchased directly by investors.

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B3001M-11-02

MASSMUTUAL SELECT FUNDS

MassMutual Select Diversified International Fund

Supplement dated June 7, 2011 to the

Summary Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 6, 2011, J.P. Morgan Investment Management Inc. (“J.P. Morgan”) replaced AllianceBernstein L.P. (“AllianceBernstein”) as subadviser to the Fund.

The following information replaces the information found under Principal Investment Strategies:

The Fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International (MSCI®) Europe, Australasia, Far East (EAFE®) Value Index, which is the Fund’s benchmark. The Fund may invest up to 15% of its total assets in equity securities of issuers in emerging markets countries. The Fund typically does not invest in U.S. companies. The Fund may invest a substantial part of its assets in just one region or country.

Equity securities in which the Fund invests may include common stocks, preferred stocks, securities convertible into common or preferred stock, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

In choosing stocks for the Fund, the Fund’s subadviser, J.P. Morgan Investment Management Inc. (“J.P. Morgan”) uses a dividend discount model to quantify its fundamental research, producing a ranking of companies in each industry group according to their relative value. J.P. Morgan then buys and sells stocks, using the research and valuation rankings, as well as its assessment of other factors, including:

•	value characteristics such as low price to book and price to earnings ratios;
•	catalysts that could trigger a change in a stock’s price;
•	potential reward compared to potential risk; and
•	temporary mispricings caused by market overreactions.

The Fund has access to J.P. Morgan’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

Although J.P. Morgan may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

The following Principal Risks are hereby deleted:

IPO Risk, Leveraging Risk, REIT Risk, and Risk of Investment in Other Funds or Pools.

The following information replaces similar information found in the section titled Performance Information:

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Since Inception (12/14/06)
Class S	Return Before Taxes	5.39%	-6.22%
	Return After Taxes on Distributions	4.93%	-6.51%
	Return After Taxes on Distributions and Sale of Fund Shares	4.20%	-5.16%
Class Y	Return Before Taxes	5.15%	-6.34%
Class L	Return Before Taxes	5.06%	-6.41%
Class A	Return Before Taxes	-1.13%	-8.07%
Class N	Return Before Taxes	3.41%	-6.93%
			Since 01/02/07
MSCI EAFE Value Index[1] (reflects no deduction for fees or expenses)		3.25%	-4.81%
MSCI® ACWI® ex-US1 (reflects no deduction for fees or expenses)		11.15%	-0.02%

1 Going forward, the Fund’s performance will be compared to the MSCI EAFE Value Index rather than the MSCI ACWI ex-US because the MSCI EAFE Value Index more closely represents the Fund’s new investment strategy.

The following information replaces the information found under Subadviser and Portfolio Managers in the section titled Management on page 103:

Subadviser: J.P. Morgan Investment Management Inc.

Portfolio Managers:

Gerd Woort-Menker, CFA is a Managing Director and Portfolio Manager at J.P. Morgan. He has managed the Fund since June 2011.

Jeroen Huysinga is a Managing Director and Portfolio Manager at J.P. Morgan. He has managed the Fund since June 2011.

Georgina Perceval Maxwell is a Managing Director and Portfolio Manager at J.P. Morgan. She has managed the Fund since June 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Overseas Fund

Supplement dated June 7, 2011 to the

Summary Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 6, 2011, J.P. Morgan Investment Management Inc. (“J.P. Morgan”) replaced AllianceBernstein L.P. (“AllianceBernstein”) as a co-subadviser to the Fund.

The following information replaces the information found in the first, second and third paragraphs under Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund may invest in equity securities of issuers in emerging markets. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, depositary receipts, and rights and warrants. The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by three subadvisers, J.P. Morgan Investment Management Inc. (“J.P. Morgan”), Massachusetts Financial Services Company (“MFS”), and Harris Associates L.P. (“Harris”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser may invest a relatively high percentage of the Fund’s assets in a single country, a small number of countries, or a particular geographic region or sector.

In choosing stocks for the Fund, J.P. Morgan uses a dividend discount model to quantify its fundamental research, producing a ranking of companies in each industry group according to their relative value. J.P. Morgan then buys and sells stocks, using the research and valuation rankings, as well as its assessment of other factors, including:

•	value characteristics such as low price to book and price to earnings ratios;
•	catalysts that could trigger a change in a stock’s price;
•	potential reward compared to potential risk; and
•	temporary mispricings caused by market overreactions.

The following Principal Risks are hereby deleted:

IPO Risk, Leveraging Risk, REIT Risk, and Risk of Investment in Other Funds or Pools.

The following information replaces the information for AllianceBernstein found under Subadvisers and Portfolio Managers in the section titled Management:

Subadvisers: J.P. Morgan Investment Management Inc.

Portfolio Managers:

Gerd Woort-Menker, CFA is a Managing Director and Portfolio Manager at J.P. Morgan. He has managed the Fund since June 2011.

Jeroen Huysinga is a Managing Director and Portfolio Manager at J.P. Morgan. He has managed the Fund since June 2011.

Georgina Perceval Maxwell is a Managing Director and Portfolio Manager at J.P. Morgan. She has managed the Fund since June 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-01

MASSMUTUAL SELECT FUNDS

Supplement dated June 7, 2011 to the

Statement of Additional Information dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Effective June 6, 2011, J.P. Morgan Investment Management Inc. (“J.P. Morgan”) replaced AllianceBernstein L.P. (“AllianceBernstein”) as both subadviser to the Diversified International Fund and co-subadviser to the Overseas Fund.

The following information replaces similar information for the Diversified International Fund and Overseas Fund found on page B-4 in the section titled General Information:

The subadviser for the Diversified International Fund is J.P. Morgan. The subadvisers for the Overseas Fund are J.P. Morgan, Harris and Massachusetts Financial Services Company (“MFS”), located at 500 Boylston Street, Boston, Massachusetts 02116.

The following information replaces similar information found on page B-52 in the section titled Management of the Trust:

The Trust has a Board comprised of eight Trustees, a majority of which are not “interested persons” (as defined in the 1940 Act) of the Trust. The Board is generally responsible for management of the business and affairs of the Trust. The Trustees formulate the general policies of the Trust and the Funds, approve contracts and authorize Trust officers to carry out the decisions of the Board. To assist them in this role, the Trustees who are not “interested persons” of the Trust (“Independent Trustees”) have retained independent legal counsel. As investment adviser and subadvisers to the Funds, respectively, MassMutual and Barrow Hanley, BlackRock, Brandywine Global, Davis, DMC, Eagle, EARNEST Partners, Federated Clover, Frontier, Harris, J.P. Morgan, Loomis Sayles, MFS, NFJ, NTI, PIMCO, Pyramis, Rainier, Sands Capital, Systematic, T. Rowe Price, The Boston Company, Turner, Victory, Waddell & Reed, Wellington Management, Western Asset and Western Asset Limited may be considered part of the management of the Trust. The Trustees and principal officers of the Trust are listed below together with information on their positions with the Trust, address, age, principal occupations and other principal business affiliations during the past five years.

Effective as of June 1, 2011, the following information replaces similar information found on page B-93 under the heading Investment Adviser in the section titled Investment Adviser and Subadvisers.

The Trust, on behalf of each Fund, pays MassMutual an investment advisory fee monthly, at an annual rate based upon the average daily net assets of that Fund as follows: .35% for the PIMCO Total Return Fund, .55% of the first $200 million of the average daily net assets of the Strategic Bond Fund and .45% on assets in excess of $200 million, .60% for the Strategic Balanced Fund, .80% for the BlackRock Global Allocation Fund, .50% of the first $500 million of the average daily net assets of the Diversified Value Fund and .45% on assets in excess of $500 million, .65% of the first $1.25 billion of the average daily net assets of the Fundamental Value Fund, .625% of the next $250 million and .60% on assets in excess of $1.5 billion, .70% for the Value Equity Fund, .65% of the first $750 million of the average daily net assets of the Large Cap Value Fund and .60% on assets in excess of $750 million, .10% of the first $2.5 billion of the average daily net assets of the Indexed Equity Fund, .08% of the next $2.5 billion and .05% on assets in excess of $5 billion, .70% for the Core Opportunities Fund, .65% of the first $750 million of the average daily net asset of the Blue Chip Growth Fund and .60% on assets in excess of $750 million, .65% for the Large Cap Growth Fund, .73% for the Growth Opportunities Fund, .15% for the NASDAQ-100 Fund, .69% of the first $1 billion of the average daily net assets of the Focused Value Fund and .64% on assets in excess of $1 billion, ..70% for the Mid-Cap Value Fund, .75% for the Small Cap Value Equity Fund, .85% for the Small Company Value Fund, .70% for the Mid Cap Growth Equity Fund, .75% of the first $2 billion of the average daily net assets of the Mid Cap Growth Equity II Fund and .70% on assets in excess of $2 billion, .82% for the Small Cap Growth Equity Fund, .85% for the Small Company Growth Fund, .90% for

the Diversified International Fund, 1.00% of the first $750 million of the average daily net assets of the Overseas Fund, .975% of the next $500 million and .95% on assets in excess of $1.25 billion and .05% on the first $500 million of the average daily net assets of each Destination Retirement Fund and .00% on assets in excess of $500 million.

The following information supplements similar information found on pages B-93 through B-96 under the heading Investment Adviser in the section titled Investment Adviser and Subadvisers.

Fundamental Value Fund5

Focused Value Fund6

Small Company Value Fund7

Mid Cap Growth Equity II Fund8

Small Cap Growth Equity Fund9

Overseas Fund10

5 From November 15, 2010 through December 31, 2010, MassMutual agreed to waive .10% of the investment advisory fee.

6 From November 15, 2010 through December 31, 2010, MassMutual agreed to waive .10% of the investment advisory fee.

7 From November 15, 2010 through December 31, 2010, MassMutual agreed to waive .08% of the investment advisory fee.

8 From November 15, 2010 through December 31, 2010, MassMutual agreed to waive .10% of the investment advisory fee.

9 From November 15, 2010 through December 31, 2010, MassMutual agreed to waive .05% of the investment advisory fee.

10 From November 15, 2010 through December 31, 2010, MassMutual agreed to waive .25% of the investment advisory fee.

The information for AllianceBernstein L.P. found on page B-96 under the heading Subadvisers in the section titled Investment Adviser and Subadvisers is hereby deleted.

The following information replaces similar information found on page B-108 in the section titled Codes of Ethics:

The Trust, MassMutual, the Distributor, Barrow Hanley, BlackRock, Brandywine Global, Davis, DMC, Eagle, EARNEST Partners, Federated Clover, Frontier, Harris, J.P. Morgan, Loomis Sayles, MFS, NFJ, NTI, PIMCO, Pyramis, Rainier, Sands Capital, Systematic, T. Rowe Price, The Boston Company, Turner, Victory Waddell & Reed, Wellington Management, Western Asset and Western Asset Limited have each adopted a code of ethics (the “Codes of Ethics”) pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act. The Codes of Ethics permit Fund personnel to invest in securities, including securities that may be purchased or held by a Fund, for their own accounts, but require compliance with various pre-clearance requirements (with certain exceptions). The Codes of Ethics are on public file with, and are available from, the SEC.

The information for AllianceBernstein found on pages B-136 through B-140 in the section titled Appendix B—Proxy Voting Policies is hereby deleted.

The information for AllianceBernstein with respect to Diversified International Fund and Overseas Fund found on pages B-293 through B-297 in the section titled Appendix C—Additional Portfolio Manager Information is hereby deleted.

The following information supplements the information for J.P. Morgan found on pages B-318 through B-320 in the section titled Appendix C—Additional Portfolio Manager Information:

The portfolio managers of the Diversified International Fund are Gerd Woort-Menker, Jeroen Huysinga and Georgina Perceval Maxwell.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Gerd Woort-Menker
Registered investment companies**	10	$5,342.3 million	0	$0
Other pooled investment vehicles	6	$1,244.5 million	0	$0
Other accounts	2	$147.6 million	0	$0

Jeroen Huysinga
Registered investment companies**	9	$1,626.7 million	0	$0
Other pooled investment vehicles	6	$4,737.5 million	0	$0
Other accounts	11	$1,734.2 million	3	$132.4 million

Georgina Perceval Maxwell
Registered investment companies**	4	$314.4 million	0	$0
Other pooled investment vehicles	5	$691.6 million	0	$0
Other accounts	5	$481.7 million	2	$1,681.4 million

*	The information provided is as of March 31, 2011.
**	Does not include the Diversified International Fund.

Ownership of Securities:

As of March 31, 2011, the portfolio managers did not own any shares of the Diversified International Fund.

The portfolio managers of the Overseas Fund are Gerd Woort-Menker, Jeroen Huysinga and Georgina Perceval Maxwell.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Gerd Woort-Menker
Registered investment companies**	10	$5,342.3 million	0	$0
Other pooled investment vehicles	6	$1,244.5 million	0	$0
Other accounts	2	$147.6 million	0	$0

Jeroen Huysinga
Registered investment companies**	9	$1,626.7 million	0	$0
Other pooled investment vehicles	6	$4,737.5 million	0	$0
Other accounts	11	$1,734.2 million	3	$132.4 million

Georgina Perceval Maxwell
Registered investment companies**	4	$314.4 million	0	$0
Other pooled investment vehicles	5	$691.6 million	0	$0
Other accounts	5	$481.7 million	2	$1,681.4 million

*	The information provided is as of March 31, 2011.
**	Does not include the Overseas Fund.

Ownership of Securities:

As of March 31, 2011, the portfolio managers did not own any shares of the Overseas Fund.

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SAI B3001M-11-01